PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Balance in the beginning	$ 8,201	$ 13,017
Additions/(recoveries), Capital	9,889	24,137
Reclassifications	12,695	20,765
Payments	(26,018)	(48,894)
RECPAM and currency translation adjustments	573	(824)
Balance at the end	5,340	8,201
Non-current
Balance in the beginning	36,292	58,078
Additions/(recoveries), Capital	25,440	19,251
Additions/(recoveries), Financial result	10,373	5,907
Reclassifications	(12,695)	(20,765)
Payments	(4)
RECPAM and currency translation adjustments	(33,289)	(26,179)
Balance at the end	26,117	36,292
Total provisions
Total provisions in the beginning	44,493	71,095
Additions/(recoveries), Capital	35,329	43,388
Additions/(recoveries), Financial result	10,373	5,907
Payments	(26,022)	(48,894)
"RECPAM and currency translation adjustments	(32,716)	(27,003)
Total provisions at the end	31,457	44,493
Other information
Additions/(recoveries), Capital, charged to other operating expenses	21,554	37,033
Other Receivables Charges		27
Additions/(recoveries), Capital, charged to rights of use assets	13,775	6,328
Legal Claims and contingent liabilities
Current
Balance in the beginning	8,201	13,017
Additions/(recoveries), Capital	9,889	24,137
Reclassifications	12,695	20,765
Payments	(26,018)	(48,894)
RECPAM and currency translation adjustments	573	(824)
Balance at the end	5,340	8,201
Non-current
Balance in the beginning	20,261	37,061
Additions/(recoveries), Capital	11,665	12,923
Additions/(recoveries), Financial result	10,373	5,907
Reclassifications	(12,695)	(20,765)
Payments	(4)
RECPAM and currency translation adjustments	(16,793)	(14,864)
Balance at the end	12,807	20,261
Asset retirement obligations
Non-current
Balance in the beginning	16,031	21,017
Additions/(recoveries), Capital	13,775	6,328
RECPAM and currency translation adjustments	(16,496)	(11,315)
Balance at the end	$ 13,310	$ 16,031